Commitments (Tables)	12 Months Ended
Oct. 31, 2015
Commitments
Future minimum annual lease commitments

As of October 31, 2015, future minimum operating lease commitments were as follows:

Fiscal year	In millions
2016	$126
2017	107
2018	74
2019	53
2020	35
Thereafter	90
Less: Sublease rental income	(118)

Total	$367

Future unconditional purchase obligations	As of October 31, 2015, future unconditional purchase obligations were as follows:
Fiscal year	In millions
2016	$649
2017	69
2018	69
2019	42
2020	38
Thereafter	48

Total	$915